Summary of Stock Option Activity (Detail) (Stock Options, USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options
Shares
Outstanding at beginning of year, shares	2,707
Granted, shares	685
Exercised, shares	(67)
Forfeited and expired, shares	(559)
Outstanding at end of year, shares	2,766
Expected to vest at end of year, shares	1,186
Exercisable at end of year, shares	1,548
Weighted-Average Exercise Price
Outstanding at beginning of year, Weighted-Average Exercise Price	$ 56.81
Granted, Weighted-Average Exercise Price	$ 19.48
Exercised, Weighted-Average Exercise Price	$ 6.03
Forfeited and expired, Weighted-Average Exercise Price	$ 121.66
Outstanding at end of year, Weighted-Average Exercise Price	$ 35.50
Expected to vest at end of year, Weighted-Average Exercise Price	$ 27.64
Exercisable at end of year, Weighted-Average Exercise Price	$ 41.79
weighted-Average Remaining Contractual Term
Outstanding at end of year, Weighted-Average Remaining Contractual Term	2 years 4 months 10 days
Expected to vest at end of year, Weighted-Average Remaining Contractual Term	3 years 6 months 7 days
Exercisable at end of year, Weighted-Average Remaining Contractual Term	1 year 5 months 9 days
Aggregate Intrinsic Value
Outstanding at end of year, Aggregate Intrinsic Value	$ 5.9
Expected to vest at end of year, Aggregate Intrinsic Value
Exercisable at end of year, Aggregate Intrinsic Value	$ 5.9